Financial instruments (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr 404	SFr 1,863
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	93	(816)
Transfers into level 3 assets	11,188	8,885
Transfers out of level 3 assets	9,956	9,512
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	677	1,698
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	(834)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(273)	165
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	13	18
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	407	1,868
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	87	(811)
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	677	1,698
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	(834)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(270)	170
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 7	SFr 23